Investment Portfolio	as of December 31, 2020 (Unaudited)

DWS Small Cap Growth Fund

	Shares	Value ($)
Common Stocks 98.6%
Communication Services 0.4%
Diversified Telecommunication Services
Bandwidth, Inc. "A"*	10,106	1,552,989
Consumer Discretionary 13.8%
Auto Components 1.9%
Fox Factory Holding Corp.*	57,119	6,038,049
Tenneco, Inc. "A"*	111,868	1,185,801
		7,223,850
Diversified Consumer Services 1.5%
Bright Horizons Family Solutions, Inc.*	11,390	1,970,356
Stride, Inc.*	95,212	2,021,351
Terminix Global Holdings, Inc.*	35,203	1,795,705
		5,787,412
Hotels, Restaurants & Leisure 2.2%
Bally's Corp.	19,699	989,481
Hilton Grand Vacations, Inc.*	61,520	1,928,652
Jack in the Box, Inc.	38,892	3,609,177
Penn National Gaming, Inc.* (a)	25,100	2,167,887
		8,695,197
Household Durables 4.5%
Helen of Troy Ltd.*	27,241	6,052,678
iRobot Corp.* (a)	33,607	2,698,306
LGI Homes, Inc.*	14,638	1,549,432
TopBuild Corp.*	40,137	7,388,419
		17,688,835
Leisure Products 1.6%
YETI Holdings, Inc.*	93,801	6,422,555
Specialty Retail 2.1%
Burlington Stores, Inc.*	8,296	2,169,819
Camping World Holdings, Inc. "A" (a)	142,768	3,719,107
Leslie's, Inc.* (a)	15,251	423,215
The Children's Place, Inc. (a)	33,473	1,676,997
Vroom, Inc.* (a)	5,570	228,203
		8,217,341
Consumer Staples 2.9%
Food & Staples Retailing 1.2%
Casey's General Stores, Inc.	27,603	4,930,448
Food Products 0.0%
Vital Farms, Inc.*	2,985	75,550
Household Products 1.7%
Church & Dwight Co., Inc.	35,194	3,069,973
Spectrum Brands Holdings, Inc.	43,726	3,453,479
		6,523,452
Energy 0.3%
Oil, Gas & Consumable Fuels
Contango Oil & Gas Co.* (a)	529,476	1,212,500
Financials 4.9%
Banks 1.4%
South State Corp.	25,330	1,831,359
Synovus Financial Corp.	70,008	2,266,159
TriState Capital Holdings, Inc.*	84,962	1,478,339
		5,575,857
Capital Markets 1.4%
Affiliated Managers Group, Inc.	15,215	1,547,366
Moelis & Co. "A"	83,995	3,927,606
		5,474,972
Consumer Finance 0.7%
Green Dot Corp. "A"*	44,996	2,510,777
Diversified Financial Services 0.4%
Social Capital Hedosophia Holdings Corp. III "A"* (a)	83,921	1,407,355
Insurance 1.0%
Progressive Corp.	41,286	4,082,359
Health Care 32.4%
Biotechnology 17.5%
Acceleron Pharma, Inc.*	23,613	3,021,047
Amicus Therapeutics, Inc.*	90,313	2,085,327
Apellis Pharmaceuticals, Inc.* (a)	55,718	3,187,070
Arena Pharmaceuticals, Inc.*	47,249	3,630,141
Arrowhead Pharmaceuticals, Inc.*	43,058	3,303,840
Biohaven Pharmaceutical Holding Co., Ltd.*	44,023	3,773,211
BioMarin Pharmaceutical, Inc.*	34,427	3,018,904
Blueprint Medicines Corp.*	28,334	3,177,658
ChemoCentryx, Inc.*	38,810	2,403,115
Deciphera Pharmaceuticals, Inc.*	31,648	1,806,151
Emergent BioSolutions, Inc.*	42,728	3,828,429
Global Blood Therapeutics, Inc.*	25,588	1,108,216
Heron Therapeutics, Inc.* (a)	137,437	2,908,854
Insmed, Inc.*	39,847	1,326,507
Invitae Corp.* (a)	57,617	2,408,967
Iovance Biotherapeutics, Inc.*	17,310	803,184
Ligand Pharmaceuticals, Inc.* (a)	21,586	2,146,728
Mirati Therapeutics, Inc.*	17,821	3,914,204
Natera, Inc.*	36,628	3,645,219
Neurocrine Biosciences, Inc.*	31,623	3,031,064
PMV Pharmaceuticals, Inc.* (a)	23,572	1,449,914
Selecta Biosciences, Inc.* (a)	295,760	896,153
TG Therapeutics, Inc.*	22,400	1,165,248
Translate Bio, Inc.*	42,390	781,248
Travere Therapeutics, Inc.*	136,387	3,717,228
Turning Point Therapeutics, Inc.*	20,144	2,454,546
Ultragenyx Pharmaceutical, Inc.*	28,347	3,924,075
		68,916,248
Health Care Equipment & Supplies 6.3%
Cardiovascular Systems, Inc.*	48,905	2,140,083
Globus Medical, Inc. "A"*	38,038	2,480,838
Haemonetics Corp.*	13,754	1,633,287
iRhythm Technologies, Inc.*	18,575	4,406,176
Masimo Corp.*	21,268	5,707,906
Natus Medical, Inc.*	62,372	1,249,935
Nevro Corp.*	16,997	2,942,181
Outset Medical, Inc.*	4,030	229,065
Quidel Corp.*	8,740	1,570,141
Tandem Diabetes Care, Inc.*	23,207	2,220,446
		24,580,058
Health Care Providers & Services 6.3%
AMN Healthcare Services, Inc.*	84,857	5,791,490
HealthEquity, Inc.*	24,766	1,726,438
Molina Healthcare, Inc.*	21,615	4,597,078
Option Care Health, Inc.*	149,597	2,339,697
Providence Service Corp.*	44,819	6,213,258
RadNet, Inc.*	165,276	3,234,451
Tivity Health, Inc.*	37,104	726,868
		24,629,280
Health Care Technology 0.7%
HMS Holdings Corp.*	77,301	2,840,812
Pharmaceuticals 1.6%
ANI Pharmaceuticals, Inc.*	47,170	1,369,817
Avadel Pharmaceuticals PLC (ADR)* (a)	79,006	527,760
Pacira BioSciences, Inc.* (a)	76,241	4,562,261
		6,459,838
Industrials 15.9%
Aerospace & Defense 2.0%
Ducommun, Inc.*	144,631	7,766,685
Building Products 3.7%
Advanced Drainage Systems, Inc.	33,434	2,794,414
AZEK Co., Inc.*	12,678	487,469
Builders FirstSource, Inc.* (a)	105,572	4,308,393
Masonite International Corp.*	70,179	6,901,403
		14,491,679
Commercial Services & Supplies 2.3%
MSA Safety, Inc.	24,574	3,671,110
The Brink's Co.	74,440	5,359,680
		9,030,790
Construction & Engineering 1.2%
MasTec, Inc.* (a)	67,698	4,615,649
Electrical Equipment 2.3%
Allied Motion Technologies, Inc.	53,498	2,733,748
Plug Power, Inc.*	124,717	4,229,153
Thermon Group Holdings, Inc.*	142,636	2,229,401
		9,192,302
Machinery 0.4%
Hydrofarm Holdings Group, Inc.*	30,031	1,579,030
Professional Services 1.3%
Kforce, Inc.	128,147	5,393,707
Trading Companies & Distributors 2.7%
H&E Equipment Services, Inc.	82,334	2,454,377
Rush Enterprises, Inc. "A"	136,926	5,671,475
Titan Machinery, Inc.*	124,395	2,431,922
		10,557,774
Information Technology 21.8%
Communications Equipment 1.5%
Calix, Inc.*	56,297	1,675,399
Lumentum Holdings, Inc.*	46,130	4,373,124
		6,048,523
IT Services 2.3%
MAXIMUS, Inc.	74,339	5,440,871
WEX, Inc.*	9,244	1,881,431
WNS Holdings Ltd. (ADR)*	25,213	1,816,597
		9,138,899
Semiconductors & Semiconductor Equipment 4.5%
Advanced Energy Industries, Inc.*	42,567	4,127,722
CMC Materials, Inc.	19,057	2,883,324
Entegris, Inc.	29,901	2,873,486
Inphi Corp.*	30,793	4,941,353
Semtech Corp.*	38,315	2,762,128
		17,588,013
Software 13.5%
Agilysys, Inc.*	215,385	8,266,476
Aspen Technology, Inc.*	22,263	2,899,756
Cornerstone OnDemand, Inc.*	77,374	3,407,551
Envestnet, Inc.*	57,666	4,745,335
Five9, Inc.*	47,127	8,218,949
Intelligent Systems Corp.* (a)	21,055	844,516
LivePerson, Inc.*	49,913	3,106,086
Proofpoint, Inc.*	25,358	3,459,085
QAD, Inc. "A"	83,332	5,264,916
Tyler Technologies, Inc.*	4,464	1,948,625
Varonis Systems, Inc.*	65,561	10,726,435
		52,887,730
Materials 2.8%
Construction Materials 1.3%
Eagle Materials, Inc.	43,066	4,364,739
U.S. Concrete, Inc.*	22,100	883,337
		5,248,076
Metals & Mining 1.5%
Cleveland-Cliffs, Inc. (a)	401,421	5,844,690
Real Estate 3.4%
Equity Real Estate Investment Trusts (REITs)
Americold Realty Trust	48,879	1,824,653
EastGroup Properties, Inc.	15,720	2,170,303
Essential Properties Realty Trust, Inc.	126,641	2,684,789
Four Corners Property Trust, Inc.	77,435	2,305,240
National Storage Affiliates Trust	13,597	489,900
QTS Realty Trust, Inc. "A" (a)	65,305	4,041,074
		13,515,959
Total Common Stocks (Cost $249,094,851)		387,707,191
Exchange-Traded Funds 0.5%
SPDR S&P Biotech ETF (a) (Cost $1,331,593)	14,644	2,061,583
Securities Lending Collateral 12.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.03% (b) (c) (Cost $47,733,949)	47,733,949	47,733,949
Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 0.08% (b) (Cost $4,862,832)	4,862,832	4,862,832
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $303,023,225)	112.5	442,365,555
Other Assets and Liabilities, Net	(12.5)	(49,121,816)
Net Assets	100.0	393,243,739

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended December 31, 2020 are as follows:

Value ($) at 9/30/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 12/31/2020	Value ($) at 12/31/2020
Securities Lending Collateral 12.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.03% (b) (c)
23,719,536	24,014,413 (d)	—	—	—	22,287	—	47,733,949	47,733,949
Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, s0.08% (b)
4,223,762	17,903,973	17,264,903	—	—	859	—	4,862,832	4,862,832
27,943,298	41,918,386	17,264,903	—	—	23,146	—	52,596,781	52,596,781

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2020 amounted to $46,033,692, which is 11.7% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2020.
ADR: American Depositary Receipt
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$387,707,191	$—	$—	$387,707,191
Exchange-Traded Funds	2,061,583	—	—	2,061,583
Short-Term Investments (e)	52,596,781	—	—	52,596,781
Total	$442,365,555	$—	$—	$442,365,555

(e)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS

To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.

CLOSED-END FUNDS

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

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